Credit Risk - Disclosure of Credit Performance by Segment (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (813,000,000)	£ (870,000,000)
Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(157,000,000)	(153,000,000)
Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(302,000,000)	(359,000,000)
Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(354,000,000)	(358,000,000)
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (138,000,000)	£ (173,000,000)
Mortgages | Stage 3
Disclosure of credit risk exposure [line items]
Stage 3 ratio	0.88%	1.07%
Retail & Business Banking, Unsecured Lending
Disclosure of credit risk exposure [line items]
BBLS with 100% Government Guarantee (£bn)	£ 600,000,000	£ 1,100,000,000
UPL average customer balance (£)	6,000	6,000
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	(155,000,000)	(150,000,000)
Consumer Finance
Disclosure of credit risk exposure [line items]
Consumer (auto) finance new business gross lending (£m)	£ 2,029,000,000	£ 1,593,000,000
Wholesale loans (stock finance) to car dealerships as approximate % of the Consumer loan book	13.80%	9.70%
% of lending collateralised on the vehicle	98.00%	95.00%
Average Consumer (auto) finance loan size (£)	£ 19,551	£ 16,045
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(63,000,000)	(69,000,000)
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	27,626,000,000	26,858,000,000
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,597,000,000	13,125,000,000
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,296,000,000	5,869,000,000
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,733,000,000	7,864,000,000
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(323,000,000)	(342,000,000)
Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	25,198,000,000	23,575,000,000
Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,779,000,000	2,567,000,000
Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 649,000,000	£ 716,000,000